[LETTERHEAD OF MAYER, BROWN, ROWE & MAW LLP]
February 23, 2006
VIA EDGAR
Securities and Exchange Commission
Office of Structured Finance
Division of Corporation Finance
Mail Stop 4-9
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Goldman Sachs Asset Backed Securities Corp. (CIK 0001210198) Registration Statement on Form S-3 (the “Registration Statement”) filed on or about February 23, 2006
     Ladies and Gentlemen:
     Please find the EDGAR filing submitted herewith for Goldman Sachs Asset Backed Securities Corp., as registrant, consisting of a Registration Statement on Form S-3 Filed pursuant to Regulation C under the Securities Act of 1933.
     Please call either Stuart Litwin (312) 701-7373, Trent Murch (312) 701-8664 or the undersigned (312) 701-8944 to inform us of the review status assigned to the Registration Statement and with any questions or comments regarding the Registration Statement.

Very truly yours,
/s/ CRISTINA LANE
Cristina Lane